Basic and Diluted Net Income/(Loss) Per Share - Antidilutive Securities (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Oct. 03, 2024	Oct. 02, 2024	May 06, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities, (in shares)	0	0	0
Class A Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Ratio of ADSs to Class A ordinary shares				500	25	25